Columbia Variable Portfolio – High Yield Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,489,000	1,194,708
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	2,418,622	2,273,401
Total Convertible Bonds (Cost $3,338,395)			3,468,109

Corporate Bonds & Notes 93.4%

Aerospace & Defense 1.8%
Bombardier, Inc.(a)
04/15/2027	7.875%	270,000	270,745
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	465,600
11/15/2030	9.750%	375,000	418,290
TransDigm, Inc.(a)
08/15/2028	6.750%	1,291,000	1,329,990
03/01/2029	6.375%	1,197,000	1,234,558
03/01/2032	6.625%	1,222,000	1,273,630
01/15/2033	6.000%	52,000	52,737
Total			5,045,550
Airlines 1.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,000,018	1,994,113
04/20/2029	5.750%	1,699,753	1,697,552
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	315,902	317,092
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,014,160	1,026,803
Total			5,035,560
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	80,000	79,981
04/01/2027	6.500%	44,000	44,146
Ford Motor Credit Co. LLC
06/16/2025	5.125%	414,000	413,559
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	550,000	505,225
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	155,000	152,559
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	597,641
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	219,000	219,994
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	361,567
04/23/2032	6.875%	670,000	671,620
Total			3,046,292
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(a)
03/01/2028	6.250%	319,000	312,799
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	1,014,000	1,038,963
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	834,000	888,570
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	893,000	848,480
Focus Financial Partners LLC(a)
09/15/2031	6.750%	598,000	602,600
Hightower Holding LLC(a)
04/15/2029	6.750%	870,000	832,321
01/31/2030	9.125%	837,000	873,457
Total			5,397,190
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	574,000	552,475
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	506,324
08/01/2030	6.500%	684,000	708,524
Interface, Inc.(a)
12/01/2028	5.500%	119,000	116,871
Masterbrand, Inc.(a)
07/15/2032	7.000%	150,000	157,463
Summit Materials LLC/Finance Corp.(a)
01/15/2031	7.250%	536,000	567,891
White Cap Buyer LLC(a)
10/15/2028	6.875%	596,000	601,830
Total			3,211,378

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 4.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	140,000	137,703
02/01/2028	5.000%	666,000	648,043
06/01/2029	5.375%	1,246,000	1,200,157
03/01/2030	4.750%	1,876,000	1,723,558
08/15/2030	4.500%	1,354,000	1,225,637
02/01/2032	4.750%	764,000	671,855
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	340,000	293,870
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	175,000	143,702
CSC Holdings LLC(a)
12/01/2030	4.625%	1,355,000	687,532
02/15/2031	3.375%	2,298,000	1,634,181
DISH DBS Corp.
07/01/2026	7.750%	370,000	320,922
DISH Network Corp.(a)
11/15/2027	11.750%	655,000	686,946
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	586,753
08/01/2027	5.000%	299,000	294,590
07/15/2028	4.000%	380,000	358,487
07/01/2030	4.125%	310,000	281,387
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,311,619
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,045,000	963,714
Ziggo BV(a)
01/15/2030	4.875%	527,000	500,801
Total			13,671,457
Chemicals 4.5%
Ashland LLC(a)
09/01/2031	3.375%	855,000	758,010
Avient Corp.(a)
11/01/2031	6.250%	106,000	108,684
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	483,000	515,756
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	476,108
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	627,479
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	1,057,813
HB Fuller Co.
10/15/2028	4.250%	596,000	571,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	647,228
INEOS Finance PLC(a)
04/15/2029	7.500%	827,000	864,454
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	636,000	680,517
Ingevity Corp.(a)
11/01/2028	3.875%	953,000	893,667
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	445,000	418,010
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	329,812
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	477,232
11/15/2028	9.750%	1,086,000	1,159,753
06/15/2031	7.250%	583,000	606,715
SPCM SA(a)
03/15/2027	3.125%	301,000	286,304
WR Grace Holdings LLC(a)
06/15/2027	4.875%	891,000	877,942
08/15/2029	5.625%	1,435,000	1,347,841
03/01/2031	7.375%	169,000	176,946
Total			12,881,892
Construction Machinery 1.5%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,308,000	2,165,765
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	781,181
06/15/2029	6.625%	467,000	483,878
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	667,000	689,963
03/15/2031	7.750%	167,000	178,187
Total			4,298,974
Consumer Cyclical Services 1.1%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	467,281
Arches Buyer, Inc.(a)
06/01/2028	4.250%	924,000	849,767
12/01/2028	6.125%	951,000	815,016
Match Group, Inc.(a)
06/01/2028	4.625%	858,000	834,221
02/15/2029	5.625%	276,000	275,936
Total			3,242,221
Consumer Products 1.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,360,000	1,360,018
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(c)
10/15/2029	9.500%	802,000	802,496
Newell Brands, Inc.
09/15/2027	6.375%	218,000	221,010
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	332,015
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	530,000	486,456
02/01/2032	4.375%	175,000	161,998
Total			3,363,993
Diversified Manufacturing 2.7%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	383,794
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	976,375
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	391,000	407,974
Esab Corp.(a)
04/15/2029	6.250%	295,000	303,363
Gates Corp. (The)(a)
07/01/2029	6.875%	311,000	322,204
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	963,738
06/30/2029	5.875%	333,000	324,462
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	535,892
07/15/2032	6.500%	645,000	662,832
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	254,348
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,417,000	1,450,782
03/15/2029	6.375%	273,000	282,134
03/15/2032	6.625%	691,000	719,428
Total			7,587,326
Electric 5.1%
Alpha Generation LLC(a)
10/15/2032	6.750%	357,000	362,337
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,129,000	1,108,099
02/15/2031	3.750%	2,436,000	2,230,198
01/15/2032	3.750%	1,003,000	906,977
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	318,625
Lightning Power LLC(a)
08/15/2032	7.250%	257,000	269,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	155,000	150,944
09/15/2027	4.500%	780,000	762,084
01/15/2029	7.250%	489,000	515,435
NRG Energy, Inc.
01/15/2028	5.750%	440,000	443,226
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,839,935
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	168,167
PG&E Corp.
07/01/2028	5.000%	260,000	257,882
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,349,000	1,335,106
01/15/2030	4.750%	916,000	876,261
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,097,586
07/31/2027	5.000%	277,000	275,226
10/15/2031	7.750%	1,107,000	1,191,479
04/15/2032	6.875%	357,000	375,819
Total			14,485,234
Environmental 0.9%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	105,492
GFL Environmental, Inc.(a)
08/01/2025	3.750%	633,000	627,779
01/15/2031	6.750%	436,000	457,494
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,516,000	1,510,735
Total			2,701,500
Finance Companies 3.1%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	161,000	167,604
03/15/2030	5.875%	358,000	358,818
Navient Corp.
06/25/2025	6.750%	445,000	447,859
03/15/2029	5.500%	44,000	42,687
03/15/2031	11.500%	654,000	747,184
08/01/2033	5.625%	153,000	135,805
OneMain Finance Corp.
01/15/2029	9.000%	386,000	408,956
03/15/2030	7.875%	573,000	599,307
09/15/2030	4.000%	552,000	491,431
05/15/2031	7.500%	475,000	489,098
11/15/2031	7.125%	204,000	206,530
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	966,035

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	588,000	599,101
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	559,000	514,888
10/15/2033	4.000%	2,287,000	2,054,579
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	58,591
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	280,000	278,376
04/15/2029	5.500%	182,000	177,251
Total			8,744,100
Food and Beverage 2.0%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	679,428
06/15/2030	6.000%	504,000	508,644
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	587,000	582,924
Performance Food Group, Inc.(a)
09/15/2032	6.125%	286,000	292,504
Post Holdings, Inc.(a)
02/15/2032	6.250%	797,000	821,028
Post Holdings, Inc.(a),(c)
10/15/2034	6.250%	321,000	323,533
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	477,350
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	995,148
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	698,990
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	350,281
Total			5,729,830
Gaming 3.5%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	668,545
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	768,899
02/15/2030	7.000%	1,042,000	1,088,763
02/15/2032	6.500%	1,058,000	1,094,305
Churchill Downs, Inc.(a)
05/01/2031	6.750%	850,000	878,932
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	1,232,000	1,258,051
International Game Technology PLC(a)
04/15/2026	4.125%	339,000	334,772
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	216,000	226,570
MGM Resorts International
09/15/2029	6.125%	396,000	401,090
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	959,587
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	285,000	282,119
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	965,000	958,158
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	371,834
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	538,000	545,264
Total			9,836,889
Health Care 7.3%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	189,547
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	134,373
04/15/2029	5.000%	574,000	547,021
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	419,454
11/01/2029	3.875%	1,334,000	1,262,345
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	561,658
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	400,000	398,073
04/01/2030	3.500%	819,000	805,601
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	241,961
03/15/2029	3.750%	249,000	234,313
03/15/2031	4.000%	291,000	268,385
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	350,000	344,237
04/15/2029	6.875%	654,000	592,317
05/15/2030	5.250%	1,703,000	1,566,781
01/15/2032	10.875%	479,000	527,957
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	434,000	456,945
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	342,631
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	50,000	48,457
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	281,810
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	544,000	560,979
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	941,000	890,856
10/01/2029	5.250%	2,252,000	2,209,680
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,197,569
Star Parent, Inc.(a)
10/01/2030	9.000%	1,261,000	1,354,825
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	457,000	477,005
Teleflex, Inc.
11/15/2027	4.625%	693,000	683,196
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	215,970
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,062,886
11/01/2027	5.125%	1,798,000	1,792,675
10/01/2028	6.125%	704,000	709,833
06/15/2030	6.125%	446,000	453,523
Total			20,832,863
Home Construction 0.3%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	333,181
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	424,033
04/01/2029	4.750%	102,000	98,912
Total			856,126
Independent Energy 5.0%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	583,736
03/15/2032	7.375%	553,000	550,614
Civitas Resources, Inc.(a)
11/01/2030	8.625%	307,000	325,482
07/01/2031	8.750%	726,000	769,560
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	343,883
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,886,341
Comstock Resources, Inc.(a)
03/01/2029	6.750%	625,000	609,335
01/15/2030	5.875%	154,000	144,019
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	461,000	466,398
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,934,019
02/01/2029	5.750%	418,000	406,971
11/01/2033	8.375%	399,000	430,033
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	338,484
04/15/2032	6.500%	760,000	758,445
04/15/2033	6.250%	345,000	339,867
Permian Resources Operating LLC(a)
01/15/2032	7.000%	1,032,000	1,073,032
02/01/2033	6.250%	349,000	354,583
SM Energy Co.
07/15/2028	6.500%	273,000	273,003
SM Energy Co.(a)
08/01/2029	6.750%	342,000	343,350
08/01/2032	7.000%	609,000	611,631
Southwestern Energy Co.
02/01/2032	4.750%	1,771,000	1,694,232
Total			14,237,018
Leisure 2.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	491,000	472,858
Carnival Corp.(a)
08/01/2028	4.000%	487,000	470,119
08/15/2029	7.000%	520,000	552,535
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	1,323,000	1,427,959
Cinemark USA, Inc.(a)
07/15/2028	5.250%	372,000	365,732
08/01/2032	7.000%	200,000	208,959
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	292,970
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	427,284
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	140,000	141,373
09/30/2031	5.625%	530,000	536,847
03/15/2032	6.250%	242,000	251,058
02/01/2033	6.000%	264,000	270,650
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	679,000	702,717
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	753,000	779,668
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	422,224
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	639,291
Total			7,962,244

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	294,000	299,578
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	435,000	440,717
Total			740,295
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	746,963
09/15/2028	9.000%	506,000	537,944
06/01/2029	7.500%	135,000	116,148
04/01/2030	7.875%	635,000	664,566
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,409,000	1,385,132
iHeartCommunications, Inc.
05/01/2026	6.375%	166,000	145,107
05/01/2027	8.375%	225,000	119,285
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	368,000	250,857
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	168,000	174,292
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	877,000	834,123
02/15/2031	7.375%	1,445,000	1,542,558
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,178,863
Univision Communications, Inc.(a)
08/15/2028	8.000%	549,000	561,472
06/30/2030	7.375%	478,000	462,182
Total			8,719,492
Metals and Mining 3.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	291,719
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	205,006
10/01/2031	5.125%	886,000	861,641
Constellium SE(a)
04/15/2029	3.750%	1,644,000	1,535,512
08/15/2032	6.375%	536,000	550,733
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,204,000	1,191,288
04/01/2029	6.125%	1,826,000	1,852,796
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	900,000	823,862
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	1,009,841
08/15/2031	3.875%	267,000	244,095
Total			8,566,493
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	468,611
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,241,000	1,159,500
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,296,000	1,364,463
EQM Midstream Partners LP(a)
06/01/2027	7.500%	226,000	232,768
07/01/2027	6.500%	503,000	517,925
EQM Midstream Partners LP
07/15/2028	5.500%	720,000	730,292
07/15/2048	6.500%	292,000	302,180
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,237,799
06/01/2026	6.000%	1,107,000	1,114,391
04/28/2027	5.625%	124,000	124,536
Sunoco LP(a)
05/01/2029	7.000%	543,000	567,655
05/01/2032	7.250%	512,000	542,320
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,216,072
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	2,120,000	1,971,503
11/01/2033	3.875%	2,256,000	2,024,578
Venture Global LNG, Inc.(a),(d),(e)
	9.000%	726,000	735,906
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	386,755
01/15/2030	7.000%	393,000	403,325
02/01/2032	9.875%	369,000	410,058
Total			15,510,637
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	348,000	357,272
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	681,000	705,065
Nabors Industries Ltd.(a)
01/15/2028	7.500%	452,000	424,053
Nabors Industries, Inc.(a)
05/15/2027	7.375%	460,000	461,099
01/31/2030	9.125%	391,000	403,264
08/15/2031	8.875%	778,000	740,010
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Finance II LLC(a)
04/15/2030	8.000%	388,000	400,363
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	475,000	485,677
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,780,000	1,833,778
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	269,000	277,034
Total			6,087,615
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	281,964
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	260,648
Total			542,612
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	472,000	500,289
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	174,606
02/01/2027	4.250%	1,856,000	1,809,369
06/15/2029	4.750%	322,000	314,654
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	485,067
02/01/2030	7.000%	243,000	252,189
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	174,784
04/01/2032	6.500%	428,000	442,466
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	338,421
Service Properties Trust(a)
11/15/2031	8.625%	344,000	374,091
Total			4,865,936
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,830,000	1,633,614
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	874,791
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	619,773
08/15/2027	8.500%	530,000	531,020
Total			3,659,198
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	83,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	405,000	396,054
01/31/2027	8.500%	110,000	90,051
08/15/2027	5.750%	170,000	144,831
06/01/2028	4.875%	871,000	681,705
09/30/2028	11.000%	151,000	140,464
02/15/2029	6.250%	169,000	101,587
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,443,756
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	351,160
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	396,957
04/30/2031	5.125%	611,000	574,994
Total			4,404,799
Property & Casualty 4.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	2,473,000	2,464,361
04/15/2028	6.750%	901,000	915,436
10/01/2031	6.500%	319,000	322,727
10/01/2032	7.375%	690,000	700,091
AmWINS Group, Inc.(a)
02/15/2029	6.375%	552,000	565,212
AssuredPartners, Inc.(a)
01/15/2029	5.625%	636,000	612,868
02/15/2032	7.500%	240,000	246,981
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,021,000	976,371
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	186,023
HUB International, Ltd.(a)
06/15/2030	7.250%	2,752,000	2,869,165
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	931,000	976,059
Radian Group, Inc.
03/15/2027	4.875%	235,000	235,547
05/15/2029	6.200%	198,000	206,980
Ryan Specialty LLC(a)
08/01/2032	5.875%	202,000	205,313
USI, Inc.(a)
01/15/2032	7.500%	329,000	340,935
Total			11,824,069
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	854,000	878,826

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	955,000	995,668
Total			1,874,494
Refining 0.2%
HF Sinclair Corp.
04/15/2027	6.375%	659,000	670,229
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	462,000	468,611
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	124,078
01/15/2030	6.750%	160,000	148,836
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	658,494
Total			1,400,019
Retailers 1.5%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	191,802
02/15/2032	5.000%	201,000	190,494
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	201,000	212,557
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	419,866
01/15/2030	6.375%	178,000	180,924
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	282,412
02/15/2031	9.000%	183,000	197,563
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	205,272
10/01/2030	6.625%	719,000	732,573
L Brands, Inc.
06/15/2029	7.500%	145,000	150,546
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	287,247
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	302,773
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	275,000	271,267
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	852,000	751,908
Total			4,377,204
Technology 11.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	244,000	254,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.
06/01/2031	3.500%	318,000	289,840
Block, Inc.(a)
05/15/2032	6.500%	868,000	904,073
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	493,647
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	385,000	400,567
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	310,000	316,985
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	777,378
07/01/2029	4.875%	963,000	926,764
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,624,000	1,652,850
06/30/2032	8.250%	1,367,000	1,428,933
CommScope Technologies LLC(a)
06/15/2025	6.000%	300,000	290,609
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,288,000	1,256,709
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,084,000	1,068,243
06/15/2030	5.950%	787,000	802,100
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,278,000	1,370,930
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	795,962
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	705,541
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,028,000	1,050,464
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	298,000	278,602
05/30/2029	9.500%	1,350,000	1,381,528
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	380,915
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	905,075
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,175,707
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,048,073
NCR Corp.(a)
10/01/2028	5.000%	746,000	731,948
04/15/2029	5.125%	513,000	501,765
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,122,000	1,098,410
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,721,000	1,712,842
Seagate HDD
12/15/2029	8.250%	311,000	337,606
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	491,000	511,696
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,164,658
08/15/2032	6.750%	320,000	334,369
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	386,000	398,994
Synaptics, Inc.(a)
06/15/2029	4.000%	1,080,000	1,023,558
UKG, Inc.(a)
02/01/2031	6.875%	1,095,000	1,131,907
Zebra Technologies Corp.(a)
06/01/2032	6.500%	962,000	1,005,041
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,503,095
Total			31,411,979
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	360,000	368,374
02/15/2031	8.000%	658,000	673,067
Total			1,041,441
Wireless 1.4%
Altice France Holding SA(a)
02/15/2028	6.000%	1,135,000	355,717
Altice France SA(a)
07/15/2029	5.125%	1,853,000	1,298,923
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,364,988
07/15/2031	4.750%	1,182,000	1,052,286
Total			4,071,914
Wirelines 1.5%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	634,683
03/15/2031	8.625%	778,000	839,334
Iliad Holding SAS(a)
10/15/2026	6.500%	1,066,000	1,077,041
10/15/2028	7.000%	908,000	924,214
Iliad Holding SASU(a)
04/15/2031	8.500%	339,000	364,801
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a),(c)
10/01/2031	8.250%	377,000	383,970
Total			4,224,043
Total Corporate Bonds & Notes (Cost $263,706,952)			266,160,106

Foreign Government Obligations(f) 1.2%

Canada 1.2%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	441,225
11/15/2028	8.500%	1,087,000	1,161,757
05/15/2029	4.250%	225,000	209,203
02/15/2030	9.000%	1,558,000	1,687,546
Total			3,499,731
Total Foreign Government Obligations (Cost $3,342,276)			3,499,731

Senior Loans 1.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.710%	277	268
Property & Casualty 0.2%
Truist Insurance Holdings LLC(g),(h)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 03/08/2032	9.354%	513,932	521,641
Retailers 0.5%
PetSmart LLC(g),(h)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.695%	1,381,184	1,367,621
Technology 0.6%
Ascend Learning LLC(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.445%	751,102	747,294
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.695%	348,000	336,255

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.845%	52,667	44,917
UKG, Inc.(g),(h)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	587,987	587,987
Total			1,716,453
Total Senior Loans (Cost $3,614,024)			3,605,983

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(i),(j)	4,629,406	4,628,943
Total Money Market Funds (Cost $4,628,818)		4,628,943
Total Investments in Securities (Cost: $278,630,465)		281,362,872
Other Assets & Liabilities, Net		3,617,376
Net Assets		284,980,248
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $247,638,415, which represents 86.90% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Perpetual security with no specified maturity date.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	3,421,439	54,231,116	(53,023,395)	(217)	4,628,943	35	222,282	4,629,406
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7010_12_C01_(11/24)